ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($) shares	Mar. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) lease segment	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Accumulated deficit		$ 692,444,000	$ 613,734,000	$ 372,373,000
Cash and cash equivalents		252,483,000	277,924,000	273,865,000
Proceeds from issuance of common stock and pre-funded warrants in private placement			355,000	0
Debt securities, amortized cost		$ 0	$ 0	196,300,000
Number of operating leases held | lease			2
Deferred offering costs			$ 0	0	$ 3,000,000
Number of operating segments | segment		1	1
Phylaxis BioScience, LLC
Property, Plant and Equipment [Line Items]
Equity interest percentage (as a percent)			15.00%				10.00%
Equity method investment			$ 0	$ 0		$ 0	$ 500,000
Equity method investment, ownership percentage, increase during period (as a percent)			5.00%
Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)			5 years
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)			3 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)			3 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment useful life (in years)			5 years
Private Placement
Property, Plant and Equipment [Line Items]
Sale of stock, proceeds received	$ 200,000,000
Proceeds from issuance of common stock and pre-funded warrants in private placement	$ 400,000
Sale of stock, shares issued/sold (in shares) | shares	3,621,314
Private Placement | Warrants, Pre-Funded
Property, Plant and Equipment [Line Items]
Shares of Common Stock Issuable Upon Exercise of Warrants (in shares) | shares	6,714,636